Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Property and Equipment

Note 6 — Property and Equipment

The following table summarizes property and equipment as of June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
Computer Equipment	$15,214	$15,214
Computer Hardware and Software	47,849	47,849
Office Equipment	1,842	1,842
Total Cost	64,905	64,905
Less: Accumulated depreciation	(62,327)	(59,863)
Property and Equipment, net	$2,578	$5,042

Depreciation expense was $2,464 and $2,466 for the six months ended June 30, 2024 and 2023, respectively.

Note 6 — Property and Equipment

The following table summarizes property and equipment at December 31:

	2023	2022
Computer Equipment	$15,214	$15,214
Computer Hardware and Software	47,849	47,849
Office Equipment	1,842	1,842
Total Cost	64,905	64,905
Less: Accumulated depreciation	(59,863)	(54,934)
Property and Equipment, net	$5,042	$9,971

Depreciation expense was $4,929 and $3,294 for the years ended December 31, 2023 and 2022, respectively.